Acquisitions - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended		0 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended					0 Months Ended	1 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014	Jan. 31, 2013 ResCap Acquisition [Member]	Jun. 30, 2014 ResCap Acquisition [Member]	Jun. 30, 2013 ResCap Acquisition [Member]	Dec. 31, 2012 ResCap Acquisition [Member]	Jun. 30, 2014 ResCap Acquisition [Member]	Jun. 30, 2013 ResCap Acquisition [Member]	Dec. 31, 2013 ResCap Acquisition [Member]	Dec. 31, 2013 ResCap Acquisition [Member] Capitalized Software [Member]	Mar. 01, 2013 Ally Bank Net Assets [Member]	Mar. 31, 2013 Ally Bank Net Assets [Member]	Dec. 31, 2013 Ally Bank Net Assets [Member] Institutional Relationships [Member]	Mar. 31, 2013 MetLife Bank Net Assets [Member]	Dec. 31, 2013 MetLife Bank Net Assets [Member]	Dec. 31, 2013 Bank of America Asset Purchase [Member]	Jan. 31, 2013 Bank of America Asset Purchase [Member]	Dec. 31, 2013 Bank of America Asset Purchase [Member]	Nov. 30, 2012 Reverse Mortgage Solutions, Inc. [Member]	Nov. 03, 2012 Reverse Mortgage Solutions, Inc. [Member]	Dec. 31, 2013 Reverse Mortgage Solutions, Inc. [Member]	Dec. 31, 2012 Reverse Mortgage Solutions, Inc. [Member]	Dec. 31, 2013 Reverse Mortgage Solutions, Inc. [Member] Reverse Mortgage [Member]	Dec. 31, 2013 Reverse Mortgage Solutions, Inc. [Member] Capitalized Software [Member]	Dec. 31, 2013 Security One Lending [Member]	Dec. 31, 2012 Security One Lending [Member]	Jul. 01, 2011 Green Tree Acquisition [Member]	Dec. 31, 2011 Green Tree Acquisition [Member]	Dec. 31, 2013 Green Tree Acquisition [Member]	Dec. 31, 2012 Green Tree Acquisition [Member]	Dec. 31, 2013 ResCap net assets and Ally Bank net assets [Member]	Oct. 30, 2013 Everbank Financial Corp [Member]	May 31, 2014 Everbank Financial Corp [Member]	Mar. 31, 2014 Everbank Financial Corp [Member]	Jun. 30, 2014 Everbank Financial Corp [Member]	Jun. 30, 2013 Everbank Financial Corp [Member]	Jun. 30, 2014 Everbank Financial Corp [Member]	Jun. 30, 2013 Everbank Financial Corp [Member]	May 01, 2014 Everbank Financial Corp [Member]	Oct. 30, 2013 Everbank Financial Corp [Member]	Oct. 30, 2013 Everbank Financial Corp [Member] Capitalized Software [Member]	Dec. 10, 2013 M S R Purchase [Member]	Jun. 30, 2014 M S R Purchase [Member]	Apr. 30, 2014 M S R Purchase [Member]	Dec. 31, 2013 M S R Purchase [Member]	Mar. 31, 2014 M S R Purchase [Member]	Dec. 10, 2013 M S R Purchase [Member]
Business Acquisition [Line Items]
Purchase consideration						$ 479,200,000						$ 479,200,000											$ 136,346,000	$ 136,300,000				$ 26,100,000		$ 1,100,000,000
Business acquisition, consideration paid						492,000,000								100,000			1,000,000					95,000,000	95,000,000						20,000,000	737,800,000
Business acquisition, payments		179,185,000	15,000,000	0		477,000,000			15,000,000																										16,700,000	123,400,000	44,700,000									20,000,000	73,200,000	165,000,000
Loan unpaid principle balance												42,300,000,000								84,400,000,000																														29,400,000,000
Residential loans, mortgage loans fair value												175,100,000												5,300,000,000				98,400,000
Residential loans, gross contractual amounts receivable												184,300,000												4,800,000,000				89,200,000
Residential loans, not expected to be collected												9,200,000
Goodwill allocated expected tax deductible												44,900,000
Business acquisition allocated to goodwill		657,737,000	580,378,000	470,291,000	575,468,000										100,000		800,000									0		8,809,000
Business acquisition allocated to intangible assets															1,200,000													11,000,000
Business acquisition allocated to premises and equipment															200,000		400,000											530,000														1,866,000
Business acquisition allocated to payables and accrued liabilities															1,400,000		200,000											8,252,000														924,000
Weighted-average amortization period of intangible assets												4 years 7 months 6 days	3 years			1 year								5 years 7 months 6 days			4 years	12 years 4 months 24 days
Revenues since the acquisition date																									13,600,000						216,800,000			743,500,000
Net income loss since the acquisition date																									1,900,000						24,200,000			195,100,000
Business acquisition transaction related costs																									2,800,000						12,900,000			3,000,000
Transaction-related expenses																		200,000
Purchase price							0	0		0	242,604,000	242,604,000								495,700,000	502,973,000																58,700,000	0	0	58,680,000	0
Company purchased servicer advances																			740,700,000
Contingent earn-out payment			10,900,000
Contingent earn-out payments	10,900,000	5,900,000	6,100,000		0
Loss related to adjustment of contingent earn-out payments	4,800,000
Payment made to prior owners		5,000,000
Debt obtained for business combination																														274,800,000
Shares issued to acquire entity																									41,346,000					40,200,000	40,220,000
Restricted cash payable		19,620,000	14,000,000		15,942,000																			9,000,000								5,000,000	5,000,000
Business acquisition cost of assets acquired																												128,384,000				2,200,000,000										223,706,000
Business acquisition cost of liabilities assumed																												102,284,000				1,200,000,000										924,000
Estimated purchase price																																											83,400,000	1,900,000
Residential loans of securitization trusts, principal balance		217,961,136,000	90,094,189,000		252,080,666,000																																16,500,000,000												27,600,000,000
Mortgage Servicing Rights Purchase Price																																													$ 330,000,000